Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 464	$ 537
Accounts receivable, net	1,356	1,270
Inventories	806	780
Other current assets	397	243
Total current assets	3,023	2,830
Property, plant and equipment, net	359	341
Goodwill	2,692	2,741
Intangibles, net	595	578
Prepaid pension cost	140	118
Deferred income taxes	448	460
Other assets	504	586
Total assets	7,761	7,654
Liabilities and stockholders’ equity
Short-term borrowings	185	52
Accounts payable	897	762
Payroll and benefits liabilities	238	219
Deferred service revenue and customer deposits	461	458
Other current liabilities	501	398
Total current liabilities	2,282	1,889
Long-term debt	2,980	2,939
Pension and indemnity plan liabilities	759	798
Postretirement and postemployment benefits liabilities	118	133
Income tax accruals	91	148
Other liabilities	259	200
Total liabilities	6,489	6,107
Commitments and Contingencies (Note 10)
Redeemable noncontrolling interest	14	15
Series A convertible preferred stock: par value $0.01 per share, 3.0 shares authorized, 0.9 and 0.8 shares issued and outstanding as of December 31, 2018 and December 31, 2017, respectively; redemption amount and liquidation preference of $871 and $825 as of December 31, 2018 and December 31, 2017, respectively	859	810
Stockholders’ equity
Preferred stock: par value $0.01 per share, 100.0 shares authorized, no shares issued and outstanding as of December 31, 2018 and 2017, respectively	0	0
Common stock: par value $0.01 per share, 500.0 shares authorized, 118.7 and 122.0 shares issued and outstanding as of December 31, 2018 and 2017, respectively	1	1
Paid-in capital	34	60
Retained earnings	606	857
Accumulated other comprehensive loss	(246)	(199)
Total NCR stockholders’ equity	395	719
Noncontrolling interests in subsidiaries	4	3
Total stockholders’ equity	399	722
Total liabilities and stockholders’ equity	$ 7,761	$ 7,654